UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
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Address:      280 Park Avenue, 27th Floor
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              New York, New York 10017
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Form 13F File Number: 028-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jacob Cohen
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Title:   Deputy General Counsel & Chief Compliance Officer
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Phone:   (212) 984-2900
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Signature, Place, and Date of Signing:

  /s/ Jacob Cohen                   New York, NY               May 14, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            11
                                                 -----------------
Form 13F Information Table Value Total:            $66,619
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                      FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------ -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------
ANGLOGOLD ASHANTI
LTD                SPONSORED ADR   035128206      722       19527      SH              SOLE                    19527     0       0
ISHARES INC         MSCI BRAZIL    464286400     2444       37809      SH              SOLE                    37809     0       0
ISHARES INC        MSCI STH AFRCA  464286780     1219       17698      SH              SOLE                    17698     0       0
                   FTSE CHINA25
ISHARES TR              IDX        464287184     2935       80120      SH              SOLE                    80120     0       0
ISHARES TR         MSCI EMERG MKT  464287234    31145      724981      SH              SOLE                   724981     0       0
ISHARES TR         MSCI EMERG MKT  464287234     4618      107500      SH    CALL      SOLE                   107500     0       0
ISHARES TR         MSCI EMERG MKT  464287234    18421      428800      SH    PUT       SOLE                   428800     0       0
MARKET VECTORS
ETF TR               RUSSIA ETF    57060U506     2496       80763      SH              SOLE                    80763     0       0
TEVA PHARMACEUTICAL
INDS LTD                ADR        881624209     1084       24037      SH              SOLE                    24037     0       0
VALE S A                ADR        91912E105      600       25721      SH              SOLE                    25721     0       0
VANGUARD INTL         MSCI EMR
EQUITY INDEX F        MKT ETF      922042858      935       21524      SH              SOLE                    21524     0       0


